Significant Accounting Policies (Details 1) - shares	9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
Weighted Average Basic Shares Outstanding, Anti Diluted	479,428,321	538,069,131	597,003,384	1,032,084,564
Series B Preferred Stock [Member]
Weighted Average Basic Shares Outstanding, Anti Diluted	150,000,000	150,000,000	150,000,000	150,000,000
Series C preferred stock [Member]
Weighted Average Basic Shares Outstanding, Anti Diluted	16,500,000	16,500,000	16,500,000	16,500,000
Series D Preferred Stock [Member]
Weighted Average Basic Shares Outstanding, Anti Diluted	90,000,000	95,250,000	95,250,000	95,250,000
Series E Preferred Stock [Member]
Weighted Average Basic Shares Outstanding, Anti Diluted	149,895,000	149,895,000	149,895,000	95,250,000
Convertible Notes Payable [Member]
Weighted Average Basic Shares Outstanding, Anti Diluted	73,033,321	126,424,131	185,358,384	582,762,000
Warrants [Member]
Weighted Average Basic Shares Outstanding, Anti Diluted				92,322,564